Earnings per share	3 Months Ended
Mar. 31, 2020
Earnings per share [abstract]
NOTE 4 - Earnings per share

Weighted average number of common shares outstanding:

	Three months
	ended March 31,
	2020	2019
Issued common shares at beginning of period	71,218,706	64,676,256
Effect of shares issued	379,121	2,369,444
Weighted average number of common shares outstanding - basic	71,597,827	67,045,700
Weighted average number of shares outstanding – diluted	71,597,827	67,045,700

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.